OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS

	Notes	December 31, 2020	December 31, 2019
Marketable securities and warrants	22(a)	$16.4	$13.4
Deferred consideration from Allied Gold Corporation	11	14.3	—
Advances for the purchase of capital equipment		9.1	12.4
Income taxes receivable		9.3	16.6
Bond fund investments	22(a)	6.2	—
Royalty interests		5.6	5.6
Long-term prepayment[1]		4.3	4.6
Derivatives	22(a)	26.3	—
Other		4.6	3.4
		$96.1	$56.0
1On March 6, 2017, the Company signed an agreement with a third-party for the construction of a solar power plant to deliver power to the Essakane mine for a period of 15 years upon commissioning for active use. The solar power plant was commissioned for active use on June 1, 2018. A prepayment of $4.9 million was made in 2017 towards the purchase of power in connection with the agreement, and for the year ended December 31, 2020, $0.3 million (year ended December 31, 2019 - $0.3 million) was utilized.